MGP Selected Quarterly Financial Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information

	Quarter
	First	Second	Third	Fourth	Total
	(in thousands, except per share data)
2016
Revenues	$—	$110,903	$172,499	$184,146	$467,548
Operating income (loss)	(67,970)	39,193	86,792	95,759	153,774
Net income (loss)	(67,970)	9,646	42,671	50,999	35,346
Net income (loss) attributable to Class A shareholders	—	6,953	10,591	12,394	29,938
Net income per Class A share (basic)	N/A	$0.12	$0.18	$0.22	$0.52
Net income per Class A share (diluted)	N/A	$0.12	$0.18	$0.21	$0.52
2015
Revenues	$—	$—	$—	$—	$—
Operating income (loss)	(60,753)	(61,538)	(68,775)	(70,888)	(261,954)
Net income (loss)	(60,753)	(61,538)	(68,775)	(70,888)	(261,954)
Net income (loss) attributable to Class A shareholders	—	—	—	—	—
Net income per Class A share (basic)	N/A	N/A	N/A	N/A	N/A
Net income per Class A share (diluted)	N/A	N/A	N/A	N/A	N/A

MGP Operating Partnership
Quarterly Financial Information

	Quarter
	First	Second	Third	Fourth	Total
	(in thousands, except per unit data)
2016
Revenues	$—	$110,903	$172,499	$184,146	$467,548
Operating income (loss)	(67,970)	39,193	86,792	95,759	153,774
Net income (loss)	(67,970)	9,646	42,671	50,999	35,346
Net income per Operating Partnership unit (basic)	N/A	$0.12	$0.18	$0.21	$0.52
Net income per Operating Partnership unit (diluted)	N/A	$0.12	$0.18	$0.21	$0.52
2015
Revenues	$—	$—	$—	$—	$—
Operating income (loss)	(60,753)	(61,538)	(68,775)	(70,888)	(261,954)
Net income (loss)	(60,753)	(61,538)	(68,775)	(70,888)	(261,954)
Net income per Operating Partnership unit (basic)	N/A	N/A	N/A	N/A	N/A
Net income per Operating Partnership unit (diluted)	N/A	N/A	N/A	N/A	N/A